Acquisitions and divestitures	12 Months Ended
Dec. 31, 2020
Acquisitions and divestitures
Acquisitions and divestitures

15.   Acquisitions and divestitures

a) Business combinations

Ferrous Resources Limited-In August 2019 the Company acquired 100% of the share capital of Ferrous Resources Limited (“Ferrous”), a company that owned iron ore mines nearby some of the Company’s operations in Minas Gerais, Brazil for cash consideration of US$525. Ferrous has been acquired to gain access to additional reserves for the Company.

The fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition are as follows:

August 2019
Acquired assets	706
Cash and cash equivalents	95
Accounts receivable	29
Inventories	10
Intangibles	5
Property, plant and equipment	427
Others	140
Assumed liabilities	(216)
Net identifiable assets acquired	490
Fair value adjustment on PP&E	52
Deferred tax liability	(17)
Total identifiable net assets at fair value	525

August 2019
Cash consideration transferred	525
(-) Balances acquired
Cash and cash equivalents	95
Net cash outflow	430

New Steel-In January 2019, the Company acquired 100% of the share capital of New Steel Global N.V. (“New Steel”) and gained its control for the total cash consideration of US$496. New Steel is a company that develops processing and beneficiating technologies for iron ore through a completely dry process.

The consideration paid is mainly attributable to the research and development project for processing of iron ore with lower carbon dioxide. The intangible assets are not subject to amortization until the operational phase is reached, which is expected to start on 2022. Instead, they are tested for impairment annually, or more frequently when a trigger for impairment has been identified.

The fair values of identifiable assets acquired and liabilities assumed as a result of the acquisition are as follows:

January 2019
Acquired assets	18
Intangibles (note 16)	1
Other assets	17
Net identifiable assets acquired	18
Fair value adjustment of intangible research and development asset (note 19)	723
Deferred tax liability	(245)
Total identifiable net assets at fair value	496

b) Other acquisitions and divestitures

Option exercised in VLI shares-In December 2020, BNDES Participações S.A. (“BNDESPar”), fully exercised its option contained in the Call Option Contract for shares issued by VLI S.A. (“VLI”). In this contract, BNDESPar was granted call options on VLI shares held by Vale of up to 8% of VLI's capital stock.

With the exercise of this option, Vale received US$241 for an 8% stake in VLI, and now holds 29.6% of VLI's total shares, resulting in a gain of US$172, recognized in the income statement as “Equity results and other results in associates and joint ventures” for the year ended December 31, 2020.

Divestment agreement in compliance with PT Vale Indonesia Tbk (“PTVI”) Contract of Work - PTVI, a public company in Indonesia, has an agreement in place with the government of the Republic of Indonesia to operate its mining licenses, expiring in December 2025.  According to the agreement, PTVI must meet certain requirements to extend the period of the mining licenses beyond 2025, including the commitment to have Indonesian participants in its shareholding structure.

Following this commitment, in June 2020, the Company signed together with Sumitomo Metal Mining Co., Ltd. (“SMM”), an agreement for the sale of 20%  (14.9% from Vale and 5.1% from SMM) of their aggregate stake in PTVI to PT Indonesia Asahan Aluminium (“PT Inalum”), an Indonesia state-owned enterprise. In October 2020, the Company concluded the transaction and received a cash consideration of US$278. This transaction with non-controlling interests resulted in a loss of US$179, which was recognized in Stockholders’ Equity for the year ended December 31,2020.

At the closing of the transaction, Vale and SMM which have a stake of 44.3% and 15%, respectively, totaling a 59.3% interest in PTVI, signed a block voting agreement, in which SMM is required to follow Vale’s vote on relevant operational and financial decisions concerning PTVI. Therefore, the Company continues consolidating PTVI in its financial statements.

Henan Longyu Energy Resources Co., Ltd (“Henan Longyu”)-In December 2019, the Company entered into an agreement to sell its 25% interest in Henan Longyu, a company that operates two coal mines in China, for a total cash consideration of US$156. Therefore, this investment was classified as held for sale and an impairment loss of US$163 was recorded as “Equity results and other results in associates and joint ventures” in the income statement for the year ended December 31,2019.

In 2020, the precedent conditions of the agreement were met, and the Company received the cash consideration in full. Following the conclusion of the transaction, the Company recognized a gain of US$116 due to the recycling of the cumulative translation adjustments to the income statement, which was recorded as “Equity results and other results in associates and joint ventures” in the income statement for the year ended December 31,2020.

West III Project–In October 2020, the Company approved the incorporation of a joint venture with Ningbo Zhoushan Port Company Limited (“Ningbo Zhoushan Port”), to build and operate the project to expand the Shulanghu Port facilities, located in China. The Project secures strategic port capacity in China to further Vale’s shipping and distribution costs optimization.

Vale will own 50% of the joint venture and Vale's capital contribution to the project is estimated to range from US$110 to US$160. The construction of the project, which is expected to take up to three years, will start after both parties obtain the anti-trust and other regulatory approvals in China.

Heads of Agreement (“HoA”) with Mitsui & Co. Ltd. (“Mitsui”)-In January 2021 (subsequent event), the Company signed a HoA with Mitsui, both parties to structure Mitsui’s exit from Vale Moçambique and Nacala Logistics Corridor (“NLC”). Currently, Mitsui holds a non-controlling interest of 15% in Vale Moçambique and a 50% interest in NLC.

The HoA determines that Vale will acquire Mitsui's stake in the mine and logistics assets for an immaterial consideration and will undertake of the Nacala Corridor Project Finance in full, which is approximately US$2,500 outstanding balance at December 31, 2020. In case of closing the transaction, Vale will also control NLC and, therefore, consolidate its assets and liabilities. NLC's summarized financial information is presented in note 14c.

In addition, the Company informed the market its divestiture intention in the coal segment and, therefore, the Company will assess whether this segment would meet the criteria to be classified as a discontinued operation in future financial statements.

The parties expect to conclude the transaction in 2021, which is subject to the execution of the definitive agreement and usual precedent conditions.

Boston Electrometallurgical Company (“Boston Metal”)–In February 2021 (subsequent event), the Company made an investment of US$6 in Boston Metal to acquire a minority interest and to promote the development of a technology focused on the reduction of carbon dioxide on the steel production. Boston Metal has a diverse shareholding structure which includes venture capital funds, mining companies and private investors.

MBR–In December 2019, the Company purchased an additional 36.4% interest in Minerações Brasileiras Reunidas S.A. (“MBR”) held by its related party, for the total consideration of US$812. Following the completion of the transaction, the Company holds 98.3% of MBR’s share capital. Since this transaction did not result in a change of control for the Company, the impact of US$343 arising from the purchase of additional shares was recognized in the Company’s Stockholders’ Equity, as “Acquisitions and disposal of noncontrolling interest”. In 2020, the Company purchased the remaining interest in MBR for a total consideration of US$104, therefore, the Company holds 100% of MBR’s share capital as at December 31, 2020.

c) Fertilizers (Discontinued operations)

In January 2018, the Company and The Mosaic Company (“Mosaic”) concluded the transaction to sell the fertilizer assets, except for those located in Cubatão, Brazil.

The Company received US$1,080 in cash and 34.2 million common shares, corresponding to 8.9% of Mosaic's outstanding common shares after the issuance of these shares totaling US$899, at closing date of the transaction. The Company recognized a loss of US$55 in the income statement from discontinued operations.

In May 2018, the Company concluded the transaction entered with Yara International ASA to sell its assets located in Cubatão, Brazil and received US$255 in cash and a loss of US$69 was recognized in the income statement from discontinued operations.

The results for the years and the cash flows of discontinued operations are presented as follows:

Income statement

Year ended December 31,
2018
Discontinued operations
Net operating revenue	121
Cost of goods sold and services rendered	(120)
Operating expenses	(4)
Impairment of non-current assets	(124)
Operating loss	(127)
Financial Results, net	(5)
Loss before income taxes	(132)
Income taxes	40
Loss from discontinued operations	(92)
Loss attributable to noncontrolling interests	—
Loss attributable to Vale's stockholders	(92)

Statement of cash flow

Year ended December 31,
2018
Discontinued operations
Net cash used in operating activities	(37)
Net cash used in investing activities	(9)
Net cash used in discontinued operations	(46)

Accounting policy

Business combination-The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises (i) fair values of the assets transferred; (ii) liabilities assumed of the acquired business; (iii) equity interests issued to the Company; (iv) fair value of any asset or liability resulting from a contingent consideration arrangement, and (v) fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Discontinued operation-The classification as a discontinued operation occurs through disposal, or when the operation meets the criteria to be classified as held for sale if this occurs earlier. A discontinued operation is a component of a Company business comprising cash flows and operations that may be clearly distinct from the rest of the Company and that represents an important separate line of business or geographical area of operations.

The result of discontinued operations is presented in a single amount in the income statement, including the results after income tax of these operations less any impairment loss. Cash flows attributable to operating, investing and financing activities of discontinued operations are disclosed in a separate note.

When an operation is classified as a discontinued operation, the income statements of the prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

Any noncontrolling interest relating to a group disposal held for sale is presented in the stockholders’ equity and is not reclassified in the statement of financial position.